As filed with the Securities and Exchange
Commission on May 23, 2017

1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [  ]
POST-EFFECTIVE AMENDMENT NO. 194

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 196

(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00 par value) of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[√]  on June 8, 2017 pursuant to paragraph (b) of Rule 485

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[  ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ]  on May 24, 2017 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Class A, Class I, and Class R6 shares of Retirement Income 2040 Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or class of the Registrant.

JOHN HANCOCK FUNDS II

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

* Incorporated herein by reference to Post-Effective Amendment No. 187 to Registrant’s Registration Statement, SEC File No. 811-21779, filed March 10, 2017, EDGAR Accession No 0001133228-17-001323.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 194 to the Registration Statement on Form N-1A for John Hancock Funds II incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Retirement Income 2040 Fund contained in Post-Effective Amendment No. 187, which was filed with the U.S. Securities and Exchange Commission on March 10, 2017. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 187 to June 8, 2017 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 23rd day of May, 2017.

JOHN HANCOCK FUNDS II

By:	/s/ Andrew G. Arnott
Name: Andrew G. Arnott
Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	May 23, 2017
Andrew G. Arnott

/s/ Charles A Rizzo	Chief Financial Officer	May 23, 2017
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	May 23, 2017
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	May 23, 2017
James R. Boyle

/s/ Craig Bromley *	Trustee	May 23, 2017
Craig Bromley

/s/ Peter S. Burgess *	Trustee	May 23, 2017
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	May 23, 2017
William H. Cunningham

/s/ Grace K. Fey *	Trustee	May 23, 2017
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	May 23, 2017
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	May 23, 2017
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	May 23, 2017
Hassell H. McClellan

/s/ James M. Oates *	Trustee	May 23, 2017
James M. Oates

Signature	Title	Date
/s/ Steven R. Pruchansky *	Trustee	May 23, 2017
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	May 23, 2017
Gregory A. Russo

/s/ Warren A. Thomson*	Trustee	May 23, 2017
Warren A. Thomson

*By:	/s/ Ariel M. Ayanna
Ariel M. Ayanna
Attorney-in-Fact

*Pursuant to Power of Attorney Previously filed with Post-Effective Amendment No. 177 to the Trust’s Registration Statement on December 13, 2016.